RBC China Equity Fund Performance Management - RBC China Equity Fund	Mar. 31, 2025
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]	The bar chart and performance table provide an indication of the risks of an investment in the Fund by showing changes in performance from year to year and by showing how the Fund’s average annual total returns (before and after taxes) compare with those of two indices.The MSCI China Index serves as the Fund’s regulatory index and provides a broad measure of market performance. The MSCI China All Shares Index is the Fund’s additional index and is more representative of the Fund’s investment universe than the regulatory index. The returns for Class A and Class R6 shares may be different than the returns of Class I shares shown in the bar chart and performance table because fees and expenses of the three classes differ.Past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated information on the Fund’s performance can be obtained by visiting https://us.rbcgam.com/mutual-funds/ or by calling 1-800-422-2766.
Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) does not indicate how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and performance table provide an indication of the risks of an investment in the Fund by showing changes in performance from year to year and by showing how the Fund’s average annual total returns (before and after taxes) compare with those of two indices.
Performance Additional Market Index [Text]	The MSCI China Index serves as the Fund’s regulatory index and provides a broad measure of market performance. The MSCI China All Shares Index is the Fund’s additional index and is more representative of the Fund’s investment universe than the regulatory index.
Bar Chart [Heading]	Annual Total Returns – Class I Shares
Bar Chart Closing [Text Block]	During the period shown in the chart for the Class I Shares of the Fund:QuarterReturnsBest quarter:Q3 202414.59Worst quarter:Q3 2022(19.54)?Year to date for performance class:RBC China Equity Fund - I6/30/202517.18?
Performance Table Heading	Average Annual Total Returns (for the periods ended December 31, 2024)
Performance Table Narrative	Performance TableThe table below shows after-tax returns for Class I shares only.Before-tax returns for Class A shares assume applicable maximum sales charges.After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold Fund shares through tax-deferred arrangements, such as qualified retirement plans.In some cases, returns after taxes on distributions and sale of Fund shares may be higher than returns before taxes because the calculations assume that the investor received a tax benefit for any loss incurred on the sale of the shares. This inception date of Class A, Class I and Class R6 shares is April 11, 2022.
Performance Table Does Reflect Sales Loads	Before-tax returns for Class A shares assume applicable maximum sales charges.
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold Fund shares through tax-deferred arrangements, such as qualified retirement plans.
Performance Table Explanation after Tax Higher	In some cases, returns after taxes on distributions and sale of Fund shares may be higher than returns before taxes because the calculations assume that the investor received a tax benefit for any loss incurred on the sale of the shares.
Performance Table One Class of after Tax Shown [Text]	The table below shows after-tax returns for Class I shares only.
Performance Availability Website Address [Text]	https://us.rbcgam.com/mutual-funds/
Performance Availability Phone [Text]	1-800-422-2766
Class I
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	RBC China Equity Fund - I
Bar Chart, Year to Date Return	17.18%
Bar Chart, Year to Date Return, Date	Jun. 30, 2025
Highest Quarterly Return, Label [Optional Text]	Best quarter:
Highest Quarterly Return	14.59%
Highest Quarterly Return, Date	Sep. 30, 2024
Lowest Quarterly Return, Label [Optional Text]	Worst quarter:
Lowest Quarterly Return	(19.54%)
Lowest Quarterly Return, Date	Sep. 30, 2022